Transactions and balances with related parties (Details) - Schedule of Balances with related parties - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related parties [Member]
Transactions and balances with related parties (Details) - Schedule of Balances with related parties [Line Items]
Other payables	$ 207	$ 130